Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Junior [Member]	Preferred Stock [Member] Series A Junior [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Preferred Stock Undesignated [Member]	Preferred Stock [Member] Preferred Stock Undesignated [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member]	Retained Earnings [Member]	Retained Earnings [Member] Reverse Stock Split [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Reverse Stock Split [Member]	Common Stock To Be Issued [Member]	Common Stock To Be Issued [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Reverse Stock Split [Member]	Total Equity Attributed to Parent [Member]	Total Equity Attributed to Parent [Member] Reverse Stock Split [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Reverse Stock Split [Member]	Total	Reverse Stock Split [Member]
Balance at Mar. 31, 2022	$ 568						$ 33,949,718		$ (33,725,447)		$ (30,328)										$ 194,511
Balance, shares at Mar. 31, 2022	568,126
Stock-based compensation - fair value of warrants– related party							8,141,501														8,141,501
Shares issued in business combination	$ 250						47,947														48,197
Shares issued in business combination, shares	250,000
Exercise of warrants	$ 12						114,988														115,000
Exercise of warrants, shares	11,500
Net loss									(8,472,216)						665						(8,471,551)
Net loss																					(8,472,216)
Foreign currency translation adjustment																					665
Balance at Mar. 31, 2023	$ 830	$ 830					42,254,154	$ 42,254,155	(42,197,663)	$ (42,197,663)	(30,328)	$ (30,328)			665	$ 665					27,658	$ 27,658
Balance, shares at Mar. 31, 2023	829,626	829,626
Exercise of warrants														25,000								25,000
Shares issued for stock investment		250						1,749,750														1,750,000
Shares issued for stock investment, shares	250,000
Net loss										(40,296)												(40,296)
Foreign currency translation adjustment																(61)						(61)
Balance at Jun. 30, 2023	$ 1,080						44,003,905		(42,237,959)		(30,328)		25,000		604						1,762,301
Balance, shares at Jun. 30, 2023	1,079,626
Balance at Mar. 31, 2023	$ 830	$ 830					42,254,154	42,254,155	(42,197,663)	(42,197,663)	(30,328)	(30,328)			665	665					27,658	27,658
Balance, shares at Mar. 31, 2023	829,626	829,626
Net loss																					(142,251)
Net loss																					(139,086)
Foreign currency translation adjustment																					(3,165)
Balance at Sep. 30, 2023	$ 1,088						44,083,897		(42,336,749)		(30,328)		25,000		(2,500)						1,740,407
Balance, shares at Sep. 30, 2023	1,087,626
Balance at Mar. 31, 2023	$ 830	$ 830					42,254,154	42,254,155	(42,197,663)	(42,197,663)	(30,328)	(30,328)			665	665					27,658	27,658
Balance, shares at Mar. 31, 2023	829,626	829,626
Exercise of warrants	$ 30						305,970														306,000
Exercise of warrants, shares	30,600
Net loss									(298,202)						(3,513)						(301,715)
Shares issued for stock investment	$ 250						1,749,750														1,750,000
Shares issued for stock investment, shares	250,000
Deemed dividend for warrant extension							1,387,662		(1,387,662)
Orocidin issuance of common stock in capital raise							(775)														(775)
Net loss																					(298,202)
Foreign currency translation adjustment																					(3,513)
Balance at Mar. 31, 2024	$ 1,110	$ 1,110					45,696,761	45,696,761	(43,883,527)	(43,883,527)	(30,328)	(30,328)			(2,848)	(2,848)		$ 1,781,168			1,781,168	1,781,168
Balance, shares at Mar. 31, 2024	1,110,226	1,110,226
Balance at Jun. 30, 2023	$ 1,080						44,003,905		(42,237,959)		(30,328)		25,000		604						1,762,301
Balance, shares at Jun. 30, 2023	1,079,626
Exercise of warrants	$ 8						79,992														80,000
Exercise of warrants, shares	8,000
Net loss																					(101,894)
Net loss									(98,790)												(98,790)
Foreign currency translation adjustment															(3,104)						(3,104)
Balance at Sep. 30, 2023	$ 1,088						44,083,897		(42,336,749)		(30,328)		25,000		(2,500)						1,740,407
Balance, shares at Sep. 30, 2023	1,087,626
Balance at Mar. 31, 2024	$ 1,110	$ 1,110					45,696,761	45,696,761	(43,883,527)	(43,883,527)	(30,328)	(30,328)			(2,848)	(2,848)		1,781,168			1,781,168	1,781,168
Balance, shares at Mar. 31, 2024	1,110,226	1,110,226
Shares issued in business combination		$ 3,800						18,046,200										18,050,000				18,050,000
Shares issued in business combination, shares	3,800,000
Exercise of warrants		6						59,994										60,000				60,000
Exercise of warrants, shares	6,000
Shares issued for services		30						138,949										138,979				138,979
Shares issued for services, shares	30,000
Forgiveness of debt - related party								13,886										13,886				13,886
Recognition of non-controlling interest																				950,000		950,000
Net loss										(258,169)								(258,169)				(258,169)
Foreign currency translation adjustment																(230)		(230)				(230)
Balance at Jun. 30, 2024	$ 4,946						63,955,790		(44,141,696)		(30,328)				(3,078)		19,785,634		950,000		20,735,634
Balance, shares at Jun. 30, 2024	4,946,226
Balance at Mar. 31, 2024	$ 1,110	$ 1,110					45,696,761	$ 45,696,761	(43,883,527)	$ (43,883,527)	(30,328)	$ (30,328)			(2,848)	$ (2,848)		$ 1,781,168			1,781,168	$ 1,781,168
Balance, shares at Mar. 31, 2024	1,110,226	1,110,226
Net loss																					$ (742,413)
Shares issued for stock investment, shares	50,000,000
Shares issued for services, shares																					30,000
Forgiveness of debt - related party																					$ 13,886
Net loss																					(765,565)
Foreign currency translation adjustment																					16,541
Balance at Sep. 30, 2024	$ 4,966						64,333,434		(44,642,481)		(30,328)				13,693		19,679,284		953,056		20,632,340
Balance, shares at Sep. 30, 2024	4,965,626
Balance at Jun. 30, 2024	$ 4,946						63,955,790		(44,141,696)		(30,328)				(3,078)		19,785,634		950,000		20,735,634
Balance, shares at Jun. 30, 2024	4,946,226
Exercise of warrants	$ 19						193,981										194,000				194,000
Exercise of warrants, shares	19,400
Net loss																					(484,014)
Orocidin issuance of common stock in capital raise							183,663										183,663		9,667		193,330
Net loss									(500,785)								(500,785)		(6,611)		(507,396)
Foreign currency translation adjustment															16,771		16,771				16,771
Balance at Sep. 30, 2024	$ 4,966						$ 64,333,434		$ (44,642,481)		$ (30,328)				$ 13,693		$ 19,679,284		$ 953,056		$ 20,632,340
Balance, shares at Sep. 30, 2024	4,965,626